Income taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Unrecognized tax positions
Unrecognized tax benefits, beginning balance	$ 955	$ 753	$ 608
Increases related to current year tax positions	203	202	145
Unrecognized tax benefits, ending balance	$ 1,158	$ 955	$ 753